Corporate Reorganization (Narrative) (Detail) (USD $)	12 Months Ended						12 Months Ended
	Mar. 31, 2005 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Dec. 31, 2005 Series B Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]
Class A Preferred Shares issued	12,124,650	0	12,124,650	12,124,650	12,124,650	12,124,650		0	17,678,926	17,678,926	17,678,926	17,678,926
Net proceeds of Preferred shares issued	$ 4,668,000
Class B Preferred Shares raised							$ 13,100,000